UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Patrick F. Quan
The Income Fund of America
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio

April 30, 2012
unaudited

Common stocks — 66.56%	Shares	Value (000)

INDUSTRIALS — 8.83%
General Electric Co.	76,234,500	$1,492,672
Waste Management, Inc.1	27,471,706	939,532
Lockheed Martin Corp.	10,307,400	933,232
Schneider Electric SA2	5,343,606	328,273
Eaton Corp.	6,500,000	313,170
Masco Corp.1	21,789,951	287,192
Hubbell Inc., Class B	3,430,000	275,223
Iron Mountain Inc.	8,167,270	248,040
Emerson Electric Co.	4,300,000	225,922
R.R. Donnelley & Sons Co.1	13,345,400	166,951
United Technologies Corp.	2,000,000	163,280
Ryanair Holdings PLC (ADR)2	4,615,000	155,387
Keppel Corp. Ltd.	16,300,000	145,548
Norfolk Southern Corp.	1,800,000	131,274
Boeing Co.	1,700,000	130,560
CCR SA, ordinary nominative	14,607,300	113,416
AB SKF, Class B	4,290,000	101,804
Honeywell International Inc.	1,575,000	95,539
Atlas Copco AB, Class B	2,825,000	59,305
Geberit AG	158,758	33,565
Douglas Dynamics, Inc.1	1,350,000	19,076
Nortek, Inc.2	18,686	855
Atrium Corp.2,3,4	1,807	103
		6,359,919

HEALTH CARE — 7.77%
Bristol-Myers Squibb Co.	50,360,000	1,680,513
Merck & Co., Inc.	42,318,040	1,660,560
Pfizer Inc	33,605,000	770,563
Eli Lilly and Co.	15,100,000	624,989
Johnson & Johnson	4,545,000	295,834
Roche Holding AG	1,400,000	255,737
AstraZeneca PLC (United Kingdom)	3,500,000	153,336
Sonic Healthcare Ltd.	9,590,000	126,003
Novartis AG (ADR)	500,000	27,585
		5,595,120

CONSUMER STAPLES — 7.56%
Philip Morris International Inc.	8,722,000	780,706
Kraft Foods Inc., Class A	17,000,821	677,823
Altria Group, Inc.	16,120,000	519,225
Unilever NV, depository receipts	9,295,000	318,299
Unilever NV (New York registered)	5,051,750	173,528
NestlŽ SA	7,495,000	459,122
PepsiCo, Inc.	6,756,000	445,896
H.J. Heinz Co.	7,000,000	373,170
Procter & Gamble Co.	5,690,000	362,112
Sysco Corp.	10,128,500	292,714
Hershey Co.	3,500,000	234,535
General Mills, Inc.	5,925,000	230,423
Coca-Cola Co.	2,500,000	190,800
Coca-Cola Amatil Ltd.	11,640,441	151,003
British American Tobacco PLC	2,940,000	150,726
Tesco PLC	16,725,000	86,138
		5,446,220

ENERGY — 7.04%
Royal Dutch Shell PLC, Class B (ADR)	9,025,000	662,074
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	429,240
Royal Dutch Shell PLC, Class B	3,797,147	138,438
Chevron Corp.	9,525,800	1,015,069
Crescent Point Energy Corp.	14,500,000	633,517
Spectra Energy Corp	20,150,500	619,426
ConocoPhillips	6,108,000	437,516
Kinder Morgan, Inc.	8,960,000	321,664
Husky Energy Inc.	9,760,000	254,609
TOTAL SA (ADR)	5,110,000	245,842
Penn West Petroleum Ltd.	10,775,000	184,664
Diamond Offshore Drilling, Inc.	1,885,200	129,231
		5,071,290

FINANCIALS — 6.85%
HCP, Inc.	20,005,800	829,240
Weyerhaeuser Co.	26,212,881	533,694
Digital Realty Trust, Inc.	4,975,000	373,573
M&T Bank Corp.	3,115,000	268,731
Bank of Nova Scotia	4,165,000	231,049
Hospitality Properties Trust1	8,015,000	221,054
HSBC Holdings PLC (United Kingdom)	18,638,722	167,911
HSBC Holdings PLC (Hong Kong)	3,126,382	28,489
Sanlam Ltd.	44,802,500	192,735
Arthur J. Gallagher & Co.	5,000,000	187,800
Toronto-Dominion Bank	2,150,000	181,711
Public Storage	1,050,000	150,423
Prudential PLC	11,775,000	144,182
United Overseas Bank Ltd.	8,922,339	138,792
British Land Co. PLC	16,450,475	130,658
New York Community Bancorp, Inc.	9,160,000	123,568
Industrial and Commercial Bank of China Ltd., Class H	176,959,000	118,145
Cullen/Frost Bankers, Inc.	1,900,000	112,024
IG Group Holdings PLC	14,650,000	110,081
FirstMerit Corp.1	5,495,000	92,316
Mercury General Corp.	2,000,000	90,380
Trustmark Corp.1	3,257,000	82,891
Boardwalk Real Estate Investment Trust	1,199,000	71,381
People’s United Financial, Inc.	5,350,000	66,019
QBE Insurance Group Ltd.	4,521,328	65,200
Capitol Federal Financial, Inc.	5,294,700	62,530
Northwest Bancshares, Inc.	4,850,000	59,752
Allianz SE	350,000	39,000
Itaúsa — Investimentos Itaú SA, preferred nominative	5,219,716	24,810
City Holding Co.1	741,000	24,712
AXA SA	875,000	12,393
American Tower Corp.	42,271	2,772
		4,938,016

CONSUMER DISCRETIONARY — 5.59%
Home Depot, Inc.	33,695,000	1,745,064
McGraw-Hill Companies, Inc.	10,840,000	533,003
Time Warner Cable Inc.	4,900,000	394,205
McDonald’s Corp.	2,805,000	273,347
Time Warner Inc.	6,500,000	243,490
J. C. Penney Co., Inc.	5,500,000	198,330
Marks and Spencer Group PLC	30,000,000	173,813
VF Corp.	1,065,000	161,933
SES SA, Class A (FDR)	4,712,318	112,840
H & M Hennes & Mauritz AB, Class B2	3,054,000	104,916
Truworths International Ltd.	3,014,368	32,186
Esprit Holdings Ltd.	14,185,099	29,253
Cooper-Standard Holdings Inc.2,6	586,012	22,854
Mekonomen AB	153,657	4,915
Adelphia Recovery Trust, Series ACC-12	19,531,478	2
		4,030,151

TELECOMMUNICATION SERVICES — 5.53%
Verizon Communications Inc.	42,987,500	1,735,835
Telstra Corp. Ltd.	142,870,000	526,976
AT&T Inc.	15,424,621	507,624
Koninklijke KPN NV	44,987,209	403,806
France TŽlŽcom SA	21,340,000	291,941
CenturyLink, Inc.	5,711,120	220,221
TalkTalk Telecom Group PLC1	57,242,000	118,817
Vodafone Group PLC	30,000,000	83,011
Bell Aliant Inc.	1,895,000	50,183
Portugal Telecom, SGPS, SA	7,528,000	40,517
KT Corp.	236,000	6,139
		3,985,070

UTILITIES — 5.12%
National Grid PLC	77,657,552	838,733
Duke Energy Corp.	26,811,172	574,563
GDF SUEZ	20,451,905	470,785
Power Assets Holdings Ltd.	56,204,500	420,158
PG&E Corp.	6,800,000	300,424
DTE Energy Co.	5,000,000	281,900
International Power PLC	30,000,000	203,025
FirstEnergy Corp.	3,500,000	163,870
Snam SpA	27,201,945	129,410
Exelon Corp.	3,000,000	117,030
ONEOK, Inc.	1,210,000	103,927
DUET Group	44,511,723	85,801
Prime AET&D Holdings No 1 Pty Ltd.2,4	22,756,141	—
		3,689,626

MATERIALS — 4.55%
E.I. du Pont de Nemours and Co.	18,341,000	980,510
Dow Chemical Co.	17,504,900	593,066
Nucor Corp.	13,580,000	532,472
MeadWestvaco Corp.1	11,201,000	356,416
Cliffs Natural Resources Inc.	4,918,000	306,195
Fletcher Building Ltd.1	34,239,000	175,273
BASF SE	1,500,000	123,481
Israel Chemicals Ltd.	10,000,000	114,722
Impala Platinum Holdings Ltd.	4,287,112	83,444
Georgia Gulf Corp.2	236,235	8,375
		3,273,954

INFORMATION TECHNOLOGY — 3.00%
Microsoft Corp.	14,065,000	450,361
Maxim Integrated Products, Inc.	14,156,000	418,734
KLA-Tencor Corp.	7,300,000	380,695
Microchip Technology Inc.2	9,146,148	323,225
Paychex, Inc.	9,403,182	291,311
HTC Corp.	7,405,275	112,314
Automatic Data Processing, Inc.	1,800,000	100,116
Nintendo Co., Ltd.	630,000	86,010
		2,162,766

MISCELLANEOUS — 4.72%
Other common stocks in initial period of acquisition		3,397,092

Total common stocks (cost: $41,983,995,000)		47,949,224

Preferred stocks — 0.49%

FINANCIALS — 0.34%
Vornado Realty Trust, Series I, 6.625%	3,380,000	84,939
Citigroup Inc. 7.875% preferred	2,381,610	63,690
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	50,302
Public Storage, Inc., Series F, 6.45%	1,000,000	25,420
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	586,400	15,375
Fannie Mae, Series S, 8.25% noncumulative2	1,511,450	1,954
		241,680

MISCELLANEOUS — 0.15%
Other preferred stocks in initial period of acquisition		109,639

Total preferred stocks (cost: $322,753,000)		351,319

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		18

Total rights (cost: $0)		18

	Shares or
Convertible securities — 1.14%	principal amount

CONSUMER DISCRETIONARY — 0.50%
General Motors Co., Series B, 4.75% convertible preferred 2013	8,830,000	344,723
MGM Resorts International 4.25% convertible notes 2015	$17,037,000	18,081
		362,804

ENERGY — 0.19%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,530,000	134,393

UTILITIES — 0.15%
PPL Corp. 9.50% convertible preferred 2013, units	2,007,787	107,196

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	$66,629
AMR Corp. 6.25% convertible notes 20145	$26,400,000	14,586
		81,215

MATERIALS — 0.11%
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	67,489
Sino-Forest Corp. 4.25% convertible notes 20166	$30,000,000	8,775
		76,264

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20406	$28,000,000	16,940
Leap Wireless International, Inc. 4.50% convertible notes 2014	$17,800,000	16,754
		33,694

CONSUMER STAPLES — 0.03%
Bunge Ltd. 4.875% convertible preferred	272,700	26,043

Total convertible securities (cost: $923,536,000)		821,609

	Principal amount
Bonds & notes — 26.72%	(000)

FINANCIALS — 5.05%
Realogy Corp., Term Loan B, 4.77% 20167,8,9	$87,391	81,461
Realogy Corp., Letter of Credit, 4.77% 20167,8,9	8,318	7,754
Realogy Corp., Second Lien Term Loan A, 13.50% 20178,9	51,550	53,209
Realogy Corp. 7.875% 20196	79,249	78,060
Realogy Corp. 9.00% 20206	12,540	12,822
Liberty Mutual Group Inc. 6.50% 20356	6,125	6,411
Liberty Mutual Group Inc., Series A, 7.80% 20876,7	74,415	73,299
Liberty Mutual Group Inc., Series C, 10.75% 20886,7	91,185	124,923
Wells Fargo & Co. 2.625% 2016	9,000	9,311
Wells Fargo & Co. 3.676% 2016	10,000	10,737
Wells Fargo & Co. 4.60% 2021	45,000	49,491
Wells Fargo & Co., Series I, 3.50% 2022	20,055	20,342
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)7	97,839	106,645
Westfield Group 5.40% 20126	4,350	4,427
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20146	18,485	19,722
Westfield Group 7.50% 20146	5,555	6,128
Westfield Group 5.75% 20156	10,250	11,272
Westfield Group 5.70% 20166	43,075	47,769
Westfield Group 7.125% 20186	39,925	47,493
Westfield Group 6.75% 20196	20,000	23,466
WEA Finance LLC 4.625% 20216	20,000	20,757
Goldman Sachs Group, Inc. 3.625% 2016	27,000	27,163
Murray Street Investment Trust I 4.647% 2017	20,500	20,641
Goldman Sachs Group, Inc. 5.25% 2021	44,425	45,012
Goldman Sachs Group, Inc. 5.75% 2022	62,000	64,822
Goldman Sachs Group, Inc. 6.25% 2041	6,000	6,111
Prologis, Inc. 7.625% 2014	11,000	12,220
Prologis, Inc. 6.25% 2017	8,900	10,096
Prologis, Inc. 6.625% 2018	57,365	65,752
Prologis, Inc. 6.625% 2019	3,611	4,144
Prologis, Inc. 7.375% 2019	22,690	27,202
Prologis, Inc. 6.875% 2020	34,045	39,772
JPMorgan Chase & Co. 3.45% 2016	10,000	10,478
JPMorgan Chase & Co. 4.35% 2021	15,575	16,329
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)7	114,075	125,419
Simon Property Group, LP 6.75% 2014	5,310	5,800
Simon Property Group, LP 5.25% 2016	73,435	83,679
Simon Property Group, LP 6.10% 2016	4,250	4,882
Simon Property Group, LP 5.875% 2017	22,265	25,726
Simon Property Group, LP 6.125% 2018	17,915	21,176
Simon Property Group, LP 10.35% 2019	5,000	6,943
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)6,7	116,330	139,014
CIT Group Inc., Series C, 4.75% 20156	101,915	104,208
CIT Group Inc., Series C, 7.00% 20166	3,000	3,015
CIT Group Inc., Series C, 7.00% 20176	3,000	3,011
CIT Group Inc., Series C, 5.50% 20196	13,650	14,060
Bank of America Corp., Series L, 3.625% 2016	13,660	13,618
Bank of America Corp. 3.75% 2016	9,975	9,940
Bank of America Corp. 5.30% 2017	25,000	26,096
Bank of America Corp. 5.75% 2017	8,100	8,598
Bank of America Corp. 5.625% 2020	14,195	14,688
Bank of America Corp. 5.00% 2021	3,500	3,488
Bank of America Corp. 5.875% 2021	655	686
Bank of America Corp. 5.70% 2022	12,500	13,139
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)7	30,924	32,082
Citigroup Inc. 4.587% 2015	10,885	11,410
Citigroup Inc. 3.953% 2016	27,115	27,716
Citigroup Inc. 4.45% 2017	5,435	5,682
Citigroup Inc. 6.125% 2018	14,030	15,589
Citigroup Inc. 8.50% 2019	9,925	12,343
Citigroup Capital XXI 8.30% 20777	47,195	48,050
HBOS PLC 6.75% 20186	40,825	37,549
LBG Capital No.1 PLC, Series 2, 7.875% 20206	60,054	53,008
HBOS PLC 6.00% 20336	2,200	1,662
HBOS Capital Funding LP 6.071% (undated)6,7	5,000	3,375
Zions Bancorporation 7.75% 2014	8,825	9,621
Zions Bancorporation 5.50% 2015	40,017	40,436
Zions Bancorporation 6.00% 2015	36,972	38,143
International Lease Finance Corp. 5.00% 2012	1,250	1,263
International Lease Finance Corp. 4.875% 2015	77,310	77,372
PNC Preferred Funding Trust I, junior subordinated 2.124% (undated)6,7	23,800	18,330
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)7	10,250	10,785
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)6,7	40,700	41,845
National City Preferred Capital Trust I 12.00% (undated)7	5,640	5,978
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,539
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,687
Developers Diversified Realty Corp. 9.625% 2016	3,170	3,861
Developers Diversified Realty Corp. 7.50% 2017	32,887	37,749
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,186
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,821
Kimco Realty Corp. 6.00% 2012	3,250	3,331
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,154
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,771
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,547
Kimco Realty Corp. 5.70% 2017	23,485	26,071
Kimco Realty Corp. 4.30% 2018	3,000	3,140
Kimco Realty Corp. 6.875% 2019	10,844	12,828
SociŽtŽ GŽnŽrale 5.75% 20166	10,473	10,103
SociŽtŽ GŽnŽrale 5.20% 20216	27,000	25,444
SociŽtŽ GŽnŽrale, junior subordinated 5.922% (undated)6,7	45,073	33,704
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)6,7	55,766	69,011
Royal Bank of Scotland PLC 3.40% 2013	10,000	10,121
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,141
Royal Bank of Scotland PLC 4.875% 2015	9,000	9,359
Royal Bank of Scotland Group PLC 5.05% 2015	4,977	4,824
Royal Bank of Scotland Group PLC 4.375% 2016	1,250	1,276
Royal Bank of Scotland Group PLC 4.70% 2018	9,023	7,673
RBS Capital Trust II 6.425% noncumulative trust (undated)5,7	12,350	8,275
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5,6,7	11,390	9,055
Royal Bank of Scotland Group PLC, Series U, junior subordinated 7.64% (undated)5,7	6,200	4,201
Hospitality Properties Trust 6.75% 20131	12,650	12,786
Hospitality Properties Trust 5.125% 20151	3,160	3,299
Hospitality Properties Trust 6.30% 20161	19,827	21,825
Hospitality Properties Trust 5.625% 20171	10,169	10,943
Hospitality Properties Trust 6.70% 20181	12,625	14,078
Standard Chartered PLC 3.85% 20156	10,345	10,853
Standard Chartered PLC 3.20% 20166	13,123	13,427
Standard Chartered Bank 6.40% 20176	35,000	38,504
Synovus Financial Corp. 5.125% 2017	31,353	29,315
Synovus Financial Corp. 7.875% 2019	18,816	20,016
Morgan Stanley, Series F, 2.875% 2014	10,000	9,939
Morgan Stanley 3.80% 2016	10,000	9,786
Morgan Stanley 4.75% 2017	3,760	3,756
Morgan Stanley, Series F, 5.625% 2019	8,154	8,065
Morgan Stanley 5.50% 2021	1,500	1,468
Morgan Stanley, Series F, 5.75% 2021	10,374	10,255
American Tower Corp. 4.625% 2015	9,280	9,897
American Tower Corp. 7.00% 2017	12,431	14,545
American Tower Corp. 7.25% 2019	15,025	17,692
MetLife Global Funding I 5.125% 20136	12,000	12,488
MetLife Global Funding I 2.50% 20156	11,000	11,344
MetLife Capital Trust IV, junior subordinated 7.875% 20676,7	14,430	16,126
MetLife Capital Trust X, junior subordinated 9.25% 20686,7	500	613
UnumProvident Finance Co. PLC 6.85% 20156	28,500	32,149
Unum Group 7.125% 2016	6,740	7,789
American International Group, Inc. 3.00% 2015	14,000	14,251
American International Group, Inc. 4.875% 2016	12,000	12,807
American International Group, Inc. 3.80% 2017	11,500	11,888
Springleaf Finance Corp., Term Loan B, 5.50% 20177,8,9	34,345	32,656
HSBK (Europe) BV 7.25% 20176	30,570	31,029
ERP Operating LP 5.50% 2012	4,000	4,075
ERP Operating LP 5.20% 2013	2,500	2,586
ERP Operating LP 5.25% 2014	2,000	2,162
ERP Operating LP 6.584% 2015	2,705	3,066
ERP Operating LP 5.75% 2017	4,000	4,608
ERP Operating LP 7.125% 2017	10,000	11,860
ERP Operating LP 4.625% 2021	885	946
Lazard Group LLC 7.125% 2015	25,187	27,412
BNP Paribas 3.224% 20147	10,000	10,072
BNP Paribas 3.60% 2016	10,000	10,056
BNP Paribas 5.00% 2021	7,000	7,069
NASDAQ OMX Group, Inc. 5.25% 2018	25,250	26,988
HCP, Inc. 3.75% 2016	20,000	20,902
Regions Financial Corp. 7.75% 2014	1,863	2,054
Regions Financial Corp. 5.20% 2015	3,115	3,201
Regions Financial Corp. 5.75% 2015	14,761	15,610
Host Hotels & Resorts, LP, Series S, 6.875% 2014	4,375	4,473
Host Marriott, LP, Series O, 6.375% 2015	950	965
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,034
Host Hotels & Resorts LP 9.00% 2017	5,000	5,575
Host Hotels & Resorts LP 6.00% 2020	1,000	1,069
New York Life Global Funding 4.65% 20136	19,000	19,754
PRICOA Global Funding I 5.30% 20136	2,500	2,641
Prudential Financial, Inc. 4.50% 2021	3,000	3,204
Prudential Holdings, LLC, Series C, 8.695% 20236,8	10,250	12,922
Monumental Global Funding 5.50% 20136	10,000	10,412
Monumental Global Funding III 0.667% 20146,7	8,000	7,865
Berkshire Hathaway Inc. 2.20% 2016	13,000	13,507
Berkshire Hathaway Inc. 3.75% 2021	3,000	3,177
BBVA Bancomer SA 4.50% 20166	9,175	9,221
BBVA Bancomer SA 6.50% 20216	7,200	7,308
American Express Co. 6.15% 2017	12,610	14,957
AXA SA, Series B, junior subordinated 6.379% (undated)6,7	11,530	9,282
AXA SA, junior subordinated 6.463% (undated)6,7	6,000	4,935
Barclays Bank PLC 2.50% 2013	4,625	4,669
Barclays Bank PLC 5.125% 2020	5,500	5,798
Barclays Bank PLC 5.14% 2020	3,075	2,945
Boston Properties, Inc. 3.70% 2018	12,000	12,501
Nordea Bank 2.125% 20146	10,000	10,006
Nordea Bank, Series 2, 3.70% 20146	2,000	2,074
UBS AG 2.25% 2014	10,000	10,056
UBS AG 4.875% 2020	1,694	1,776
CNA Financial Corp. 5.85% 2014	5,625	6,066
CNA Financial Corp. 6.50% 2016	1,750	1,977
CNA Financial Corp. 7.35% 2019	3,000	3,563
QBE Capital Funding II LP 6.797% (undated)6,7	12,215	10,719
Principal Life Insurance Co. 5.30% 2013	10,000	10,450
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,402
Westpac Banking Corp. 3.00% 2015	10,000	10,382
Capital One Financial Corp. 3.15% 2016	10,000	10,354
ANZ National (International) Ltd. 3.125% 20156	10,000	10,337
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20156	10,000	10,263
Lincoln National Corp. 5.65% 2012	10,000	10,157
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,120
Credit Suisse Group AG 2.20% 2014	10,000	10,114
HSBC Bank PLC 2.00% 20146	10,000	10,031
Bank of Nova Scotia 2.55% 2017	9,000	9,360
Toronto-Dominion Bank 2.375% 2016	9,000	9,283
Santander Issuances, SA Unipersonal 6.50% 20196,7	9,400	8,882
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,346
Brandywine Operating Partnership, LP 4.95% 2018	2,426	2,481
Commonwealth Bank of Australia 1.95% 2015	8,500	8,587
Intesa Sanpaolo SpA 6.50% 20216	8,830	8,031
ACE INA Holdings Inc. 2.60% 2015	7,445	7,779
Nationwide Mutual Insurance Co. 5.81% 20246,7	8,150	7,471
Development Bank of Kazakhstan 5.50% 2015	3,000	3,218
Development Bank of Kazakhstan 5.50% 20156	2,055	2,204
Goodman Funding Pty Ltd. 6.00% 20226	3,185	3,245
UDR, Inc., Series A, 5.25% 2015	3,000	3,224
VEB Finance Ltd. 6.80% 20256	3,000	3,195
Allstate Corp., Series B, junior subordinated 6.125% 20677	2,445	2,405
ACE Cash Express, Inc. 11.00% 20196	2,275	2,093
Mack-Cali Realty LP 4.50% 2022	2,000	2,047
Ford Motor Credit Co. 8.00% 2016	1,500	1,795
		3,635,501

MORTGAGE-BACKED OBLIGATIONS8 — 4.19%
Fannie Mae 5.00% 2018	3,578	3,876
Fannie Mae 5.50% 2018	118	129
Fannie Mae 5.50% 2020	12,855	14,118
Fannie Mae 6.00% 2021	451	498
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,358	3,436
Fannie Mae 4.50% 2024	6,184	6,648
Fannie Mae 5.50% 2024	655	716
Fannie Mae 3.50% 2025	17,277	18,251
Fannie Mae 3.50% 2025	11,974	12,648
Fannie Mae 3.50% 2025	9,970	10,532
Fannie Mae 3.50% 2025	9,462	9,996
Fannie Mae 3.50% 2025	9,382	9,911
Fannie Mae 3.50% 2025	6,351	6,709
Fannie Mae 3.50% 2025	5,388	5,692
Fannie Mae 3.50% 2025	1,477	1,560
Fannie Mae 3.50% 2025	593	626
Fannie Mae 3.50% 2025	451	477
Fannie Mae 4.50% 2025	6,614	7,110
Fannie Mae 4.50% 2025	3,662	3,949
Fannie Mae 4.50% 2025	3,566	3,833
Fannie Mae 4.50% 2025	3,524	3,788
Fannie Mae, Series 2001-4, Class GA, 9.742% 20257	298	349
Fannie Mae, Series 2001-4, Class NA, 11.433% 20257	15	16
Fannie Mae 3.50% 2026	10,463	11,052
Fannie Mae 3.50% 2026	8,911	9,405
Fannie Mae 6.00% 2026	8,166	9,210
Fannie Mae 7.00% 2026	1,002	1,155
Fannie Mae 3.00% 2027	130,400	135,759
Fannie Mae 3.00% 2027	33,747	35,318
Fannie Mae 3.00% 2027	2,622	2,736
Fannie Mae 3.50% 2027	7,000	7,375
Fannie Mae 6.00% 2028	10,343	11,497
Fannie Mae 7.00% 2028	3,175	3,673
Fannie Mae 7.00% 2028	521	602
Fannie Mae, Series 2001-20, Class E, 9.605% 20317	277	319
Fannie Mae 5.50% 2033	1,605	1,767
Fannie Mae 4.50% 2034	48,233	51,838
Fannie Mae 5.00% 2035	43,488	47,276
Fannie Mae 5.50% 2035	1,641	1,804
Fannie Mae 5.00% 2036	38,551	41,927
Fannie Mae 5.50% 2036	13,471	14,790
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	4,360	4,880
Fannie Mae 3.606% 20377	4,797	5,032
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	13,868	15,291
Fannie Mae 6.00% 2037	94,300	104,286
Fannie Mae 6.00% 2037	24,894	27,530
Fannie Mae 6.00% 2037	14,097	15,770
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	10,008	11,241
Fannie Mae 6.00% 2037	10,099	11,156
Fannie Mae 6.00% 2037	9,605	10,622
Fannie Mae 6.00% 2037	670	736
Fannie Mae 6.00% 2037	644	714
Fannie Mae 6.50% 2037	5,021	5,653
Fannie Mae 6.50% 2037	3,990	4,498
Fannie Mae 6.50% 2037	3,458	3,882
Fannie Mae 6.50% 2037	3,394	3,835
Fannie Mae 6.50% 2037	1,193	1,349
Fannie Mae 7.00% 2037	2,053	2,302
Fannie Mae 7.00% 2037	1,603	1,797
Fannie Mae 7.50% 2037	1,494	1,702
Fannie Mae 7.50% 2037	1,087	1,238
Fannie Mae 7.50% 2037	220	251
Fannie Mae 7.50% 2037	175	201
Fannie Mae 7.50% 2037	165	188
Fannie Mae 8.00% 2037	106	121
Fannie Mae 5.50% 2038	3,881	4,248
Fannie Mae 6.00% 2038	38,533	42,731
Fannie Mae 6.00% 2038	14,449	15,991
Fannie Mae 6.00% 2038	12,233	13,513
Fannie Mae 6.00% 2038	5,037	5,586
Fannie Mae 4.50% 2039	58,480	63,801
Fannie Mae 6.00% 2039	6,737	7,471
Fannie Mae 6.00% 2039	5,539	6,130
Fannie Mae 6.00% 2039	4,171	4,612
Fannie Mae 6.50% 2039	3,133	3,542
Fannie Mae 3.50% 2040	17,185	17,870
Fannie Mae 3.50% 2040	13,508	14,066
Fannie Mae 3.50% 2040	12,532	13,031
Fannie Mae 3.50% 2040	10,302	10,712
Fannie Mae 3.50% 2040	7,449	7,746
Fannie Mae 4.00% 2040	25,336	26,837
Fannie Mae 4.00% 2040	20,737	21,965
Fannie Mae 4.00% 2040	19,006	20,116
Fannie Mae 4.00% 2040	18,647	19,752
Fannie Mae 4.00% 2040	16,458	17,433
Fannie Mae 4.00% 2040	5,005	5,301
Fannie Mae 4.50% 2040	47,443	50,952
Fannie Mae 4.50% 2040	24,815	26,592
Fannie Mae 4.50% 2040	6,010	6,440
Fannie Mae 4.50% 2040	4,601	4,942
Fannie Mae 4.50% 2040	2,377	2,553
Fannie Mae 4.50% 2040	609	665
Fannie Mae 4.50% 2040	177	193
Fannie Mae 4.50% 2040	158	172
Fannie Mae 4.50% 2040	49	53
Fannie Mae 4.50% 2040	29	32
Fannie Mae 5.00% 2040	19,279	21,045
Fannie Mae 6.00% 2040	10,577	11,684
Fannie Mae 3.50% 2041	15,585	16,229
Fannie Mae 3.50% 2041	15,555	16,174
Fannie Mae 3.50% 2041	7,489	7,787
Fannie Mae 3.754% 20417	3,413	3,603
Fannie Mae 4.00% 2041	42,636	45,162
Fannie Mae 4.50% 2041	108,484	116,508
Fannie Mae 4.50% 2041	65,196	70,018
Fannie Mae 4.50% 2041	12,181	13,082
Fannie Mae 4.50% 2041	9,854	10,845
Fannie Mae 4.50% 2041	7,416	7,964
Fannie Mae 4.50% 2041	4,187	4,569
Fannie Mae 4.50% 2041	899	981
Fannie Mae 4.50% 2041	651	710
Fannie Mae 4.50% 2041	474	517
Fannie Mae 4.50% 2041	125	136
Fannie Mae 4.50% 2041	96	105
Fannie Mae 5.00% 2041	11,457	12,677
Fannie Mae 5.00% 2041	3,772	4,187
Fannie Mae 5.00% 2041	1,135	1,256
Fannie Mae 5.00% 2041	907	1,007
Fannie Mae 5.00% 2041	860	955
Fannie Mae 5.00% 2041	732	812
Fannie Mae 5.00% 2041	692	768
Fannie Mae 5.00% 2041	667	741
Fannie Mae 5.00% 2041	655	725
Fannie Mae 5.50% 2041	63,114	69,073
Fannie Mae 5.50% 2041	22,247	24,347
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	733	835
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	575	669
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	404	480
Fannie Mae 3.50% 2042	80,750	83,639
Fannie Mae 3.50% 2042	50,957	52,924
Fannie Mae 4.00% 2042	23,397	24,698
Fannie Mae 4.50% 2042	30,750	32,931
Fannie Mae 5.00% 2042	8,000	8,677
Fannie Mae 6.00% 2032	68,750	75,937
Fannie Mae 6.00% 2042	14,000	15,479
Fannie Mae, Series 2002-W1, Class 2A, 7.084% 20427	1,017	1,192
Fannie Mae 6.50% 2047	2,033	2,259
Fannie Mae 6.50% 2047	1,798	1,997
Fannie Mae 6.50% 2047	1,535	1,706
Fannie Mae 6.50% 2047	901	1,001
Fannie Mae 6.50% 2047	653	726
Fannie Mae 6.50% 2047	523	581
Fannie Mae 6.50% 2047	380	422
Fannie Mae 7.00% 2047	1,348	1,503
Fannie Mae 7.00% 2047	1,212	1,352
Fannie Mae 7.00% 2047	1,114	1,242
Fannie Mae 7.00% 2047	830	926
Fannie Mae 7.00% 2047	162	180
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,195
Freddie Mac, Series 2289, Class NB, 10.861% 20227	45	49
Freddie Mac 5.00% 2023	8,266	8,918
Freddie Mac 5.00% 2023	7,898	8,521
Freddie Mac 5.00% 2023	7,008	7,560
Freddie Mac 5.00% 2023	2,589	2,808
Freddie Mac 6.00% 2026	1,438	1,593
Freddie Mac 6.00% 2027	2,525	2,799
Freddie Mac 2.477% 20357	2,750	2,941
Freddie Mac 4.50% 2035	54,528	58,280
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,936	3,275
Freddie Mac, Series 3257, Class PA, 5.50% 2036	14,465	16,100
Freddie Mac, Series 3286, Class JN, 5.50% 2037	16,669	18,273
Freddie Mac, Series 3312, Class PA, 5.50% 2037	14,282	15,656
Freddie Mac, Series 3318, Class JT, 5.50% 2037	9,260	10,152
Freddie Mac 5.50% 2037	4,402	4,800
Freddie Mac, Series 3271, Class OA, 6.00% 2037	12,340	14,055
Freddie Mac 5.50% 2038	9,304	10,141
Freddie Mac 6.50% 2038	9,405	10,613
Freddie Mac 6.50% 2038	3,509	3,937
Freddie Mac 5.00% 2039	7,986	8,731
Freddie Mac 5.00% 2039	6,911	7,633
Freddie Mac 5.00% 2039	3,492	3,778
Freddie Mac 5.50% 2039	5,060	5,519
Freddie Mac 5.50% 2039	4,438	4,837
Freddie Mac 4.50% 2040	96,644	103,234
Freddie Mac 4.00% 2041	20,091	21,249
Freddie Mac 4.00% 2041	4,632	4,954
Freddie Mac 5.00% 2041	3,840	4,252
Freddie Mac 5.00% 2041	3,115	3,449
Freddie Mac 5.00% 2041	681	755
Freddie Mac 5.00% 2041	636	705
Freddie Mac 5.00% 2041	620	687
Freddie Mac 5.00% 2041	580	642
Freddie Mac 5.00% 2041	418	462
Freddie Mac 5.00% 2041	415	460
Freddie Mac 5.00% 2041	308	341
Government National Mortgage Assn. 10.00% 2021	543	634
Government National Mortgage Assn. 10.00% 2025	513	596
Government National Mortgage Assn. 4.00% 2040	93,296	101,231
Government National Mortgage Assn. 4.50% 2040	4,740	5,119
Government National Mortgage Assn. 5.00% 2040	5,152	5,613
Government National Mortgage Assn. 5.00% 2040	1,803	1,969
Government National Mortgage Assn. 3.50% 2042	12,000	12,643
Government National Mortgage Assn. 3.50% 2042	5,000	5,264
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20376	7,250	7,651
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20376	20,000	21,331
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20376	29,375	30,449
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20376	15,000	15,940
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20376	550	562
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	114	114
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20457	14,700	16,880
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20466	7,500	7,866
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20466	24,000	25,463
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	2,413	2,441
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.925% 20497	15,450	17,699
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,390	5,403
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20377	10,000	10,740
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.081% 20387	7,000	8,014
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,106
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	7,845	8,113
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.443% 20447	22,000	24,674
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,207	2,234
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,021	2,089
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	5,628	5,864
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	288	287
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.967% 20397	18,880	20,455
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20407	5,716	5,904
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.508% 20447	13,000	14,414
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.437% 20457	17,000	17,392
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)7	27,410	30,356
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20457	3,000	3,342
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.393% 20457	17,730	18,190
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.837% (undated)7	5,000	5,642
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20437	20,250	22,776
Bank of America 5.50% 20126	22,500	22,622
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 20447	5,500	6,150
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	15,031
Nationwide Building Society, Series 2007-2, 5.50% 20126	17,500	17,671
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20307	11,422	12,717
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	10,755	7,592
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.337% 20477	7,015	4,517
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20427	11,007	11,081
Bank of Montreal 2.85% 20156	10,000	10,585
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20356	10,000	10,529
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20266	8,521	9,287
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20466	7,610	8,139
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.071% 20367	10,679	7,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.495% 20367	8,622	6,683
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,304	4,374
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	4,117	4,188
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20196	1,702	1,716
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	724
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	174	178
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.835% 20316,7	14,618	173
		3,015,469

CONSUMER DISCRETIONARY — 3.14%
Virgin Media Finance PLC, Series 1, 9.50% 2016	86,065	96,823
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,636
Virgin Media Finance PLC 8.375% 20196	41,674	46,987
Virgin Media Secured Finance PLC 5.25% 2021	8,225	9,147
Virgin Media Finance PLC 5.25% 2022	25,000	25,125
MGM Resorts International 6.75% 2012	17,385	17,733
MGM Resorts International 6.75% 2013	19,860	20,667
MGM Resorts International 13.00% 2013	10,725	12,495
MGM Resorts International 5.875% 2014	51,925	54,002
MGM Resorts International 6.625% 2015	1,500	1,567
MGM Resorts International 7.50% 2016	4,000	4,180
MGM Resorts International 11.125% 2017	500	569
MGM Resorts International 9.00% 2020	5,150	5,768
MGM Resorts International 7.75% 2022	19,000	19,665
Boyd Gaming Corp. 6.75% 2014	17,059	17,166
Boyd Gaming Corp. 7.125% 2016	13,925	13,646
Boyd Gaming Corp. 9.125% 2018	88,575	93,447
Allison Transmission Holdings, Inc., Term Loan B, 2.74% 20147,8,9	106,981	106,922
Allison Transmission Holdings, Inc. 11.00% 20156	10,579	11,161
Univision Communications Inc., Term Loan B, 4.489% 20177,8,9	120,249	112,574
Univision Communications Inc. 8.50% 20216	3,030	3,007
Charter Communications, Inc. 13.50% 2016	24,238	27,450
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	41,624
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	8,425	9,162
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,750
Toys ÒRÓ Us-Delaware, Inc., Term Loan B, 6.00% 20167,8,9	6,230	6,242
Toys ÒRÓ Us-Delaware, Inc. 7.375% 20166	3,755	3,839
Toys ÒRÓ Us Property Co. II, LLC 8.50% 2017	14,125	14,761
Toys ÒRÓ Us Property Co. I, LLC 10.75% 2017	31,775	35,111
Toys ÒRÓ Us-Delaware, Inc., Term Loan B2, 5.25% 20187,8,9	26,673	26,207
Toys ÒRÓ Us, Inc. 7.375% 2018	2,750	2,406
Time Warner Inc. 5.875% 2016	8,000	9,424
Time Warner Companies, Inc. 7.25% 2017	1,500	1,863
Time Warner Inc. 4.75% 2021	19,000	21,222
Time Warner Cable Inc. 4.00% 2022	39,350	41,392
Time Warner Inc. 6.25% 2041	8,000	9,326
Time Warner Cable Inc. 6.20% 2013	1,600	1,699
Time Warner Cable Inc. 7.50% 2014	10,400	11,643
Time Warner Cable Inc. 6.75% 2018	22,500	27,495
Time Warner Cable Inc. 5.00% 2020	19,000	21,207
Time Warner Cable Inc. 4.125% 2021	16,000	16,851
Limited Brands, Inc. 5.25% 2014	1,585	1,692
Limited Brands, Inc. 8.50% 2019	16,105	19,145
Limited Brands, Inc. 7.00% 2020	19,965	22,261
Limited Brands, Inc. 6.625% 2021	29,565	32,078
Comcast Corp. 5.90% 2016	10,000	11,609
Comcast Corp. 6.30% 2017	3,000	3,643
Comcast Corp. 6.45% 2037	35,720	43,555
Comcast Corp. 6.95% 2037	10,275	13,093
Comcast Corp. 6.40% 2040	700	877
Michaels Stores, Inc., Term Loan B3, 5.00% 20167,8,9	20,139	20,290
Michaels Stores, Inc., Term Loan B2, 5.00% 20167,8,9	3,727	3,755
Michaels Stores, Inc. 13.00% 2016	6,850	7,304
Michaels Stores, Inc. 7.75% 2018	25,500	26,966
Revel Entertainment, Term Loan B, 9.00% 20177,8,9	48,950	47,645
Neiman Marcus Group, Inc. 10.375% 2015	9,875	10,394
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20187,8,9	35,820	35,900
CSC Holdings, Inc. 8.50% 2014	14,975	16,547
CSC Holdings, Inc. 8.625% 2019	6,175	7,040
Cablevision Systems Corp. 8.00% 2020	20,000	21,700
Cox Communications, Inc. 5.45% 2014	5,000	5,548
Cox Communications, Inc. 5.875% 20166	25,000	29,300
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,407
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,425
Mediacom LLC and Mediacom Capital Corp. 7.25% 20226	7,775	7,931
J.C. Penney Co., Inc. 5.75% 2018	13,808	14,119
J.C. Penney Co., Inc. 5.65% 2020	20,230	19,724
Tousa, Inc. 9.00% 20104,5	10,675	6,789
Tousa, Inc. 9.00% 20104,5	7,815	4,970
Tousa, Inc. 9.25% 20114,5,6	33,175	21,099
VidŽotron LtŽe 6.375% 2015	4,905	5,040
Quebecor Media Inc. 7.75% 2016	13,000	13,406
VidŽotron LtŽe 5.00% 20226	13,600	13,634
News America Inc. 5.30% 2014	20,000	22,113
News America Holdings Inc. 8.00% 2016	1,000	1,237
News America Inc. 4.50% 2021	3,750	4,055
News America Inc. 6.65% 2037	3,650	4,254
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,627
Marriott International, Inc., Series I, 6.375% 2017	19,500	22,963
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	24,200	25,773
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20166	5,000	5,325
Home Depot, Inc. 5.95% 2041	25,000	30,820
Target Corp. 6.00% 2018	24,500	30,138
PETCO Animal Supplies, Inc. 9.25% 20186	26,600	29,393
Cinemark USA, Inc., Term Loan, 3.50% 20167,8,9	3,594	3,613
Cinemark USA, Inc. 8.625% 2019	23,075	25,757
EchoStar DBS Corp 7.75% 2015	7,350	8,306
DISH DBS Corp 7.875% 2019	1,425	1,657
DISH DBS Corp 6.75% 2021	17,400	19,140
Volkswagen International Finance NV 1.078% 20146,7	10,000	9,977
Volkswagen International Finance NV 2.875% 20166	4,000	4,125
Volkswagen International Finance NV 2.375% 20176	14,500	14,683
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20177,8,9	24,405	24,474
Burlington Coat Factory Warehouse Corp. 10.00% 2019	3,700	3,977
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	26,943
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,854
Daimler Finance NA LLC 2.625% 20166	3,000	3,105
Daimler AG 2.40% 20176	14,000	14,162
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,967
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,844
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	23,300	25,659
Macy’s Retail Holdings, Inc. 7.875% 20157	12,930	15,205
Macy’s Retail Holdings, Inc. 3.875% 2022	35	36
Federated Department Stores, Inc. 6.90% 2029	7,925	9,220
Walt Disney Co. 0.875% 2014	19,000	19,093
Walt Disney Co. 5.625% 2016	2,000	2,367
NBCUniversal Media, LLC 2.10% 2014	3,000	3,066
NBCUniversal Media, LLC 2.875% 2016	10,000	10,466
NBCUniversal Media, LLC 4.375% 2021	6,345	6,925
UPC Germany GmbH 8.125% 20176	5,000	5,388
Kabel BW Erste Beteiligu 7.50% 20196	12,500	13,406
Burger King Corp 0%/11.00% 20196,10	23,475	18,134
Needle Merger Sub Corp. 8.125% 20196	16,220	16,301
Tower Automotive Holdings 10.625% 20176	14,122	15,234
Mohegan Tribal Gaming Authority 10.50% 20166	6,275	5,459
Mohegan Tribal Gaming Authority 11.00% 20186,7,11	13,725	9,710
Marina District Finance Co., Inc. 9.50% 2015	14,500	14,174
Staples, Inc. 9.75% 2014	11,875	13,462
Seminole Tribe of Florida 6.535% 20206,8	10,000	10,195
Seminole Tribe of Florida 7.804% 20206,8	2,885	2,859
Sally Holdings LLC and Sally Capital Inc. 6.875% 20196	11,950	12,787
Tenneco Inc. 6.875% 2020	11,300	12,204
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,390	10,156
Academy, Ltd., Term Loan B, 6.00% 20187,8,9	9,975	10,087
Thomson Reuters Corp. 5.95% 2013	3,625	3,832
Thomson Reuters Corp. 6.50% 2018	5,000	6,180
Hanesbrands Inc., Series B, 4.146% 20147	1,197	1,202
Hanesbrands Inc. 8.00% 2016	2,600	2,876
Hanesbrands Inc. 6.375% 2020	5,000	5,188
Marks and Spencer Group PLC 6.25% 20176	7,000	7,784
Marks and Spencer Group PLC 7.125% 20376	1,000	1,059
Warner Music Group 9.50% 20166	925	1,015
Warner Music Group 9.50% 2016	850	933
Warner Music Group 11.50% 2018	5,700	6,242
Seneca Gaming Corp. 8.25% 20186	7,925	8,143
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	7,160	7,948
Jarden Corp. 8.00% 2016	5,725	6,294
NCL Corp. Ltd. 9.50% 2018	5,000	5,550
NCL Corp. Ltd. 9.50% 20186	575	638
Local T.V. Finance LLC 9.25% 20156,7,11	5,730	5,931
Dynacast International Ltd. 9.25% 20196	5,325	5,618
WPP Finance 2010 4.75% 20216	4,500	4,796
Omnicom Group Inc. 3.625% 2022	3,000	3,007
LBI Media, Inc. 8.50% 20176	7,174	1,847
		2,262,805

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.10%
U.S. Treasury 0.625% 2012	33,625	33,656
U.S. Treasury 0.625% 2012	17,150	17,202
U.S. Treasury 0.75% 2013	1,500	1,511
U.S. Treasury 1.125% 2013	142,125	143,560
U.S. Treasury 1.375% 2013	245,375	248,346
U.S. Treasury 1.50% 2013	40,000	40,837
U.S. Treasury 1.875% 201312	30,985	32,433
U.S. Treasury 2.75% 2013	109,500	113,604
U.S. Treasury 3.50% 2013	92,125	95,403
U.S. Treasury 1.875% 2014	17,555	18,113
U.S. Treasury 1.875% 201512	44,470	49,573
U.S. Treasury 1.50% 2016	7,625	7,892
U.S. Treasury 2.00% 2016	20,375	21,474
U.S. Treasury 4.50% 2016	10,925	12,537
U.S. Treasury 7.50% 2016	20,000	26,055
U.S. Treasury 0.125% 201712	23,552	25,239
U.S. Treasury 3.50% 2018	22,650	25,807
U.S. Treasury 8.75% 2020	26,900	42,031
U.S. Treasury 2.125% 2021	166,500	170,701
U.S. Treasury 8.00% 2021	9,025	13,977
U.S. Treasury 2.00% 2022	7,375	7,427
U.S. Treasury 6.25% 2023	135,000	191,781
U.S. Treasury 6.75% 2026	4,575	6,963
U.S. Treasury 4.50% 2036	99,435	126,221
U.S. Treasury 4.375% 2039	14,000	17,526
U.S. Treasury 4.625% 2040	157,445	204,871
U.S. Treasury 3.125% 2041	3,575	3,582
U.S. Treasury 3.75% 2041	80,000	90,222
U.S. Treasury 4.75% 2041	107,675	142,896
U.S. Treasury 3.125% 2042	72,450	72,553
Fannie Mae 0.75% 2013	17,825	17,938
Fannie Mae 1.125% 2017	14,350	14,400
Fannie Mae 6.25% 2029	32,000	44,552
Fannie Mae 6.625% 2030	1,250	1,827
Freddie Mac 1.125% 2012	35,125	35,211
Freddie Mac 0.375% 2014	6,850	6,864
Freddie Mac 1.75% 2015	29,500	30,599
Freddie Mac 2.375% 2022	3,650	3,680
CoBank ACB 7.875% 20186	10,000	12,354
CoBank ACB 1.074% 20226,7	8,315	6,629
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,539
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,044
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,775
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	11,196
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,207
Federal Home Loan Bank 4.125% 2020	1,600	1,870
Tennessee Valley Authority, Series A, 3.875% 2021	850	971
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	826
		2,236,475

TELECOMMUNICATION SERVICES — 2.00%
Nextel Communications, Inc., Series E, 6.875% 2013	66,000	66,330
Nextel Communications, Inc., Series F, 5.95% 2014	59,360	59,583
Nextel Communications, Inc., Series D, 7.375% 2015	177,295	172,863
Sprint Nextel Corp. 8.375% 2017	11,975	11,586
Sprint Nextel Corp. 9.125% 20176	12,500	12,438
Sprint Nextel Corp. 9.00% 20186	16,000	17,660
Sprint Nextel Corp. 11.50% 20216	20,975	22,338
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20156	79,320	73,569
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20156	72,825	67,545
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20166	6,125	6,125
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20176	38,045	28,534
Wind Acquisition SA 11.75% 20176	102,805	101,520
Wind Acquisition SA 7.25% 20186	49,055	46,725
Verizon Communications Inc. 5.55% 2014	37,250	40,202
Verizon Communications Inc. 3.00% 2016	17,000	18,138
Verizon Communications Inc. 8.75% 2018	5,000	6,837
Verizon Communications Inc. 4.75% 2041	2,075	2,183
Verizon Communications Inc. 6.00% 2041	32,925	40,000
Vodafone Group PLC, Term Loan B, 6.875% 20158,9,11	69,082	70,464
Vodafone Group PLC, Term Loan B, 6.25% 20164,8,9,11	19,623	19,967
Frontier Communications Corp. 7.875% 2015	18,475	20,138
Frontier Communications Corp. 8.25% 2017	36,875	39,917
Frontier Communications Corp. 8.125% 2018	2,467	2,603
Frontier Communications Corp. 8.50% 2020	15,475	16,171
Frontier Communications Corp. 8.75% 2022	6,425	6,778
Cricket Communications, Inc. 10.00% 2015	26,010	27,245
Cricket Communications, Inc. 7.75% 2016	50,790	53,710
AT&T Inc. 4.95% 2013	28,750	29,640
SBC Communications Inc. 5.10% 2014	3,500	3,846
AT&T Inc. 0.875% 2015	5,500	5,488
AT&T Inc. 2.40% 2016	9,000	9,372
SBC Communications Inc. 5.625% 2016	10,000	11,666
AT&T Inc. 1.60% 2017	2,500	2,510
AT&T Inc. 5.35% 2040	7,500	8,219
AT&T Inc. 5.55% 2041	1,990	2,278
Crown Castle International Corp. 9.00% 2015	33,850	37,404
Crown Castle International Corp. 7.75% 20176	9,950	10,895
Crown Castle International Corp. 7.125% 2019	19,000	20,900
LightSquared, Term Loan B, 12.00% 20148,9,11	96,867	56,606
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,080
Telecom Italia Capital SA 5.25% 2015	16,910	17,248
Telecom Italia Capital SA 6.999% 2018	22,165	23,329
Telecom Italia Capital SA 7.175% 2019	2,000	2,105
France TŽlŽcom 2.75% 2016	9,000	9,246
France TŽlŽcom 4.125% 2021	15,000	15,455
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,691
Deutsche Telekom International Finance BV 8.75% 20307	4,185	5,767
Deutsche Telekom International Finance BV 9.25% 2032	4,845	7,097
tw telecom holdings inc. 8.00% 2018	20,000	22,000
Telef—nica Emisiones, SAU 3.729% 2015	3,050	2,960
Telef—nica Emisiones, SAU 3.992% 2016	10,000	9,675
Telef—nica Emisiones, SAU 5.134% 2020	7,950	7,376
Trilogy International Partners, LLC, 10.25% 20166	22,150	19,603
Level 3 Escrow Inc. 8.125% 20196	7,000	7,210
Level 3 Communications, Inc. 11.875% 2019	4,625	5,273
SBA Telecommunications, Inc. 8.00% 2016	10,824	11,649
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,687
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,190
		1,443,634

INDUSTRIALS — 1.68%
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20124,7,8,9	19,101	19,101
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20145,7,8,9	8,277	5,419
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20145,7,8,9	142,292	93,228
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8,9	24,818	16,194
Hawker Beechcraft Acquisition Co., LLC 8.50% 20155	3,570	535
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,11	14,057	2,109
Hawker Beechcraft Acquisition Co., LLC 9.75% 20175	4,450	44
CEVA Group PLC 11.625% 20166	3,725	3,976
CEVA Group PLC 8.375% 20176	7,950	7,950
CEVA Group PLC 11.50% 20186	28,080	27,799
CEVA Group PLC 12.75% 20206	76,775	72,552
Ply Gem Industries, Inc. 13.125% 2014	14,862	15,085
Ply Gem Industries, Inc. 8.25% 2018	86,175	85,098
US Investigations Services, Inc., Term Loan B, 2.99% 20157,8,9	13,356	12,839
US Investigations Services, Inc., Term Loan D, 7.75% 20157,8,9	18,868	18,970
US Investigations Services, Inc. 10.50% 20156	49,850	47,731
US Investigations Services, Inc. 11.75% 20166	19,814	18,823
United Air Lines, Inc., Term Loan B, 2.25% 20147,8,9	16,283	16,154
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20168	2,236	2,265
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20178	2,194	2,232
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20188	586	586
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20188	198	199
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20198	6,838	7,229
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20198	2,504	2,685
United Air Lines, Inc., Series 1996-A2, 7.87% 20194,5,8	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20198	361	366
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20208	13,491	14,511
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20208	382	383
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20218	525	574
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20216,8	4,646	4,588
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20218	1,465	1,489
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20228	3,610	3,926
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20228	10,856	11,127
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20228	2,852	3,133
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20228	5,309	5,939
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20228	510	515
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20248	7,641	8,057
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	75,245	68,097
Northwest Airlines, Inc., Term Loan B, 3.97% 20137,8,9	2,939	2,946
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20148	3,390	3,411
Northwest Airlines, Inc., Term Loan A, 2.22% 20187,8,9	46,658	44,908
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20248	5,428	5,767
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,289
General Electric Capital Corp. 2.95% 2016	4,650	4,851
General Electric Capital Corp. 2.90% 2017	8,750	9,076
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,648
General Electric Capital Corp. 4.65% 2021	14,000	15,242
JELD-WEN Escrow Corp. 12.25% 20176	43,750	49,766
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	30,072
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,901	4,525
Nielsen Finance LLC, Term Loan 1L, 8.50% 20178,9	12,000	12,960
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,110
Nortek Inc. 10.00% 2018	22,255	23,590
Nortek Inc. 8.50% 2021	19,200	19,056
ARAMARK Corp. 4.047% 20157	7,125	7,125
ARAMARK Corp. 8.50% 2015	28,450	29,197
ARAMARK Corp. 8.625% 20166,7,11	2,000	2,053
Esterline Technologies Corp. 6.625% 2017	13,025	13,530
Esterline Technologies Corp. 7.00% 2020	16,590	18,498
Euramax International, Inc. 9.50% 2016	31,755	29,373
Union Pacific Corp. 5.125% 2014	15,325	16,476
Union Pacific Corp. 5.75% 2017	2,065	2,471
Union Pacific Corp. 5.70% 2018	8,000	9,650
Ashtead Capital, Inc. 9.00% 20166	27,020	28,337
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	15,371
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,626
BE Aerospace, Inc. 5.25% 2022	18,875	19,300
TransDigm Inc. 7.75% 2018	17,395	19,048
Honeywell International Inc. 3.875% 2014	13,605	14,384
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,467
Volvo Treasury AB 5.95% 20156	10,335	11,367
Kansas City Southern de MŽxico, SA de CV 8.00% 2018	10,000	11,225
AMR Corp. 10.00% 20215	3,000	1,455
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20238	8,734	9,226
Norfolk Southern Corp. 5.75% 2016	6,710	7,751
Norfolk Southern Corp. 5.75% 2018	2,000	2,394
CSX Corp. 5.75% 2013	4,960	5,169
CSX Corp. 6.25% 2015	3,460	3,982
Atlas Copco AB 5.60% 20176	7,405	8,530
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	2,540	2,375
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,475	4,886
ERAC USA Finance Co. 5.25% 20206	5,000	5,511
Sequa Corp., Term Loan B, 3.72% 20147,8,9	5,521	5,482
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,353
Canadian National Railway Co. 1.45% 2016	5,010	5,034
H&E Equipment Services, Inc. 8.375% 2016	4,800	4,980
United Technologies Corp. 4.50% 2020	2,000	2,320
United Technologies Corp. 5.70% 2040	2,000	2,419
Danaher Corp. 2.30% 2016	4,000	4,185
RailAmerica, Inc. 9.25% 2017	2,693	2,834
Odebrecht Finance Ltd 7.00% 2020	2,250	2,520
Odebrecht Finance Ltd 6.00% 20236	250	265
John Deere Capital Corp., Series D, 5.75% 2018	575	703
		1,206,597

ENERGY — 1.55%
Transocean Inc. 5.05% 2016	22,500	24,453
Transocean Inc. 6.375% 2021	66,400	77,852
Transocean Inc. 7.35% 2041	1,340	1,645
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,650
TransCanada PipeLines Ltd., junior subordinated 6.35% 20677	61,150	63,889
Kinder Morgan Energy Partners, LP 5.125% 2014	10,325	11,255
Kinder Morgan Energy Partners, LP 3.50% 2016	33,950	36,022
Kinder Morgan Energy Partners, LP 6.00% 2017	2,950	3,432
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,138
Kinder Morgan Energy Partners, LP 5.80% 2021	3,140	3,570
Kinder Morgan Energy Partners, LP 3.95% 2022	4,500	4,538
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,442
Kinder Morgan Energy Partners, LP 6.95% 2038	750	887
Kinder Morgan Energy Partners, LP 6.375% 2041	2,500	2,810
Petrobras International Finance Co. 2.875% 2015	2,570	2,631
Petrobras International 5.75% 2020	6,535	7,323
Petrobras International 5.375% 2021	53,115	58,417
Petrobras International Finance Co. 6.75% 2041	580	699
Laredo Petroleum, Inc. 9.50% 2019	57,550	64,600
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,149
Anadarko Petroleum Corp. 6.375% 2017	3,500	4,163
Anadarko Petroleum Corp. 8.70% 2019	31,625	42,113
Anadarko Petroleum Corp. 6.20% 2040	500	584
Petroplus Finance Ltd. 6.75% 20146	39,340	13,769
Petroplus Finance Ltd. 7.00% 20176	60,011	21,004
Petroplus Finance Ltd. 9.375% 20195,6	50,518	17,681
Ras Laffan Liquefied Natural Gas III 5.50% 20146	2,400	2,598
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,740
Ras Laffan Liquefied Natural Gas III 6.75% 20196	1,000	1,185
Ras Laffan Liquefied Natural Gas II 5.298% 20206,8	26,181	28,375
Ras Laffan Liquefied Natural Gas III 5.838% 20276,8	10,325	11,179
StatoilHydro ASA 3.875% 2014	10,000	10,627
StatoilHydro ASA 1.80% 2016	15,000	15,343
Statoil ASA 3.125% 2017	10,000	10,807
StatoilHydro ASA 5.25% 2019	2,000	2,384
Statoil ASA 3.15% 2022	4,000	4,116
StatoilHydro ASA 4.25% 2041	1,350	1,382
Peabody Energy Corp. 6.00% 20186	18,725	19,099
Peabody Energy Corp. 6.25% 20216	23,575	23,988
Shell International Finance BV 1.875% 2013	10,000	10,140
Shell International Finance BV 4.00% 2014	20,000	21,284
Shell International Finance BV 4.30% 2019	3,000	3,443
Shell International Finance BV 6.375% 2038	3,250	4,446
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20186,8	28,483	28,767
Total Capital SA 3.00% 2015	11,500	12,131
Total Capital SA 3.125% 2015	1,200	1,274
Total Capital SA 4.45% 2020	1,000	1,125
Total Capital International 2.875% 2022	14,000	14,008
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,390
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,177
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,878
Enterprise Products Operating LLC 5.65% 2013	10,000	10,412
Enterprise Products Operating LLC 5.20% 2020	11,250	12,885
Enterprise Products Operating LLC 4.05% 2022	4,250	4,497
Arch Coal, Inc. 7.00% 20196	22,100	19,945
Arch Coal, Inc. 7.25% 2020	2,125	1,918
Arch Coal, Inc. 7.25% 20216	6,400	5,744
BG Energy Capital PLC 2.50% 20156	7,000	7,269
BG Energy Capital PLC 2.875% 20166	11,505	12,061
BG Energy Capital PLC 4.00% 20216	5,300	5,675
BG Energy Capital PLC 5.125% 20416	1,250	1,398
Alpha Natural Resources, Inc. 6.00% 2019	13,550	12,737
Alpha Natural Resources, Inc. 6.25% 2021	12,175	11,414
Enbridge Inc. 5.60% 2017	20,067	23,235
Woodside Finance Ltd. 4.60% 20216	21,655	22,886
Williams Partners L.P. 4.125% 2020	6,500	6,798
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,204
Williams Partners L.P. 4.00% 2021	11,820	12,259
Southwestern Energy Co. 4.10% 20226	21,010	20,995
Spectra Energy Partners, LP 2.95% 2016	3,750	3,884
Spectra Energy Partners 4.60% 2021	15,730	16,657
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	15,745	16,702
Chevron Corp. 3.95% 2014	500	532
Chevron Corp. 4.95% 2019	12,850	15,443
Energy Transfer Partners, LP 7.50% 2020	12,250	13,628
Cenovus Energy Inc. 4.50% 2014	12,000	12,975
Reliance Holdings Ltd. 4.50% 20206	1,260	1,215
Reliance Holdings Ltd. 5.40% 20226	8,350	8,382
Reliance Holdings Ltd. 6.25% 20406	1,250	1,173
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,676
Canadian Natural Resources Ltd. 3.45% 2021	1,700	1,758
Energy Transfer Partners, L.P. 5.20% 2022	8,500	9,072
Energy Transfer Partners, L.P. 6.50% 2042	955	1,015
Phillips 66 5.875% 20426	8,760	9,275
Gazprom OJSC 6.51% 20226	500	551
Gazprom OJSC 7.288% 20376	4,650	5,388
Gazprom OJSC 7.288% 2037	2,500	2,897
CONSOL Energy Inc. 8.25% 2020	6,250	6,594
Williams Companies, Inc. 8.75% 2032	4,824	6,543
Husky Energy Inc. 5.90% 2014	3,500	3,845
Husky Energy Inc. 6.80% 2037	600	751
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	2,800	2,982
XTO Energy Inc. 5.50% 2018	1,750	2,149
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20216,8	1,823	1,950
Dolphin Energy Ltd. 5.50% 20216	1,700	1,819
Pemex Project Funding Master Trust 4.875% 20226	600	641
Pemex Project Funding Master Trust 6.50% 20416	625	728
Transportadora de Gas Internacional 5.70% 20226	850	880
PTT Exploration & Production Ltd 5.692% 20216	500	548
General Maritime Corp. 12.00% 20175	8,500	255
		1,119,842

INFORMATION TECHNOLOGY — 1.50%
First Data Corp. 9.875% 2015	4,958	4,995
First Data Corp. 9.875% 2015	1,451	1,469
First Data Corp. 10.55% 201511	13,581	13,887
First Data Corp. 11.25% 2016	212,975	197,002
First Data Corp., Term Loan D, 5.24% 20177,8,9	71,536	68,457
First Data Corp. 7.375% 20196	25,075	25,765
First Data Corp. 8.875% 20206	7,300	7,975
First Data Corp. 8.25% 20216	33,730	33,393
First Data Corp. 12.625% 2021	55,989	56,409
First Data Corp. 8.75% 20226,7,11	96,996	95,056
SRA International, Inc., Term Loan B, 6.50% 20187,8,9	62,436	62,582
Sterling Merger Inc. 11.00% 20196	58,195	62,996
Freescale Semiconductor, Inc., Term Loan, 4.491% 20167,8,9	21,647	21,280
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,809
Freescale Semiconductor, Inc. 9.25% 20186	18,000	19,822
Freescale Semiconductor, Inc. 10.125% 20186	24,756	27,727
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20197,8,9	27,900	27,979
Blackboard Inc., Term Loan B, 7.50% 20187,8,9	54,912	54,679
International Business Machines Corp. 1.95% 2016	14,750	15,240
International Business Machines Corp. 2.00% 2016	35,000	36,232
International Business Machines Corp. 5.60% 2039	1,750	2,201
SunGard Data Systems Inc. 7.375% 2018	28,000	30,030
SunGard Data Systems Inc. 7.625% 2020	18,165	19,459
Cisco Systems, Inc. 0.724% 20147	10,000	10,058
Cisco Systems, Inc. 2.90% 2014	10,000	10,598
Cisco Systems, Inc. 4.95% 2019	20,000	23,492
Jabil Circuit, Inc. 8.25% 2018	20,925	24,482
Jabil Circuit, Inc. 5.625% 2020	11,150	11,763
NXP BV and NXP Funding LLC 10.00% 20133	16,241	18,153
NXP BV and NXP Funding LLC 9.75% 20186	7,000	8,032
Advanced Micro Devices, Inc. 8.125% 2017	10,100	11,161
Advanced Micro Devices, Inc. 7.75% 2020	6,250	6,922
National Semiconductor Corp. 6.15% 2012	15,000	15,096
Ceridian Corp. 11.25% 2015	15,000	14,363
Serena Software, Inc. 10.375% 2016	13,430	13,900
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,266
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,279
Xerox Corp. 6.40% 2016	768	884
Xerox Corp. 2.95% 2017	5,240	5,354
Xerox Corp. 6.75% 2017	360	421
Samsung Electronics America, Inc., 1.75% 20176	3,500	3,506
		1,079,174

HEALTH CARE — 1.49%
VWR Funding, Inc., Series B, 10.25% 201511	79,476	82,853
PTS Acquisition Corp. 9.50% 201511	73,175	75,736
Express Scripts Inc. 2.75% 20146	1,000	1,028
Express Scripts Inc. 6.25% 2014	4,000	4,400
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,510
Express Scripts Inc. 3.125% 2016	24,864	25,951
Express Scripts Inc. 7.25% 2019	8,985	11,253
Express Scripts Inc. 4.75% 20216	1,000	1,096
Express Scripts Inc. 3.90% 20226	8,500	8,759
Express Scripts Inc. 6.125% 20416	2,000	2,331
Quintiles, Term Loan B, 5.00% 20187,8,9	60,874	61,083
inVentiv Health Inc. 10.00% 20186	45,545	41,104
inVentiv Health Inc. 10.00% 20186	20,490	18,390
Tenet Healthcare Corp. 7.375% 2013	32,447	33,420
Tenet Healthcare Corp. 9.25% 2015	22,805	25,599
Boston Scientific Corp. 6.40% 2016	21,735	25,131
Boston Scientific Corp. 6.00% 2020	23,580	27,566
Amgen Inc. 2.50% 2016	21,375	22,127
Amgen Inc. 3.875% 2021	20,400	21,475
Amgen Inc. 5.15% 2041	6,500	6,792
Novartis Capital Corp. 4.125% 2014	17,250	18,310
Novartis Capital Corp. 2.90% 2015	14,000	14,917
Novartis Securities Investment Ltd. 5.125% 2019	14,000	16,680
Kinetic Concepts, Inc. 10.50% 20186	30,160	31,253
Kinetic Concepts, Inc. 12.50% 20196	17,100	15,903
Roche Holdings Inc. 6.00% 20196	20,750	25,809
Roche Holdings Inc. 7.00% 20396	10,000	14,165
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	25,865	28,645
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	8,965	9,929
Symbion Inc. 8.00% 2016	33,500	33,668
Alkermes, Inc., Term Loan B, 6.75% 20177,8,9	19,459	19,775
Alkermes, Inc., Term Loan B, 9.50% 20187,8,9	9,535	9,893
Gilead Sciences, Inc. 3.05% 2016	3,765	3,984
Gilead Sciences, Inc. 4.40% 2021	10,510	11,434
Gilead Sciences, Inc. 5.65% 2041	8,725	9,774
Pfizer Inc 5.35% 2015	20,000	22,663
Pfizer Inc 6.20% 2019	1,500	1,892
Patheon Inc. 8.625% 20176	26,276	23,780
Grifols Inc. 8.25% 2018	21,643	23,293
Merge Healthcare Inc 11.75% 2015	21,065	22,750
Multiplan Inc. 9.875% 20186	18,600	20,274
HCA Inc. 6.375% 2015	7,400	7,955
HCA Inc., Term Loan B2, 3.72% 20177,8,9	6,292	6,211
HCA Inc. 7.50% 2022	4,350	4,693
Centene Corp. 5.75% 2017	17,140	17,504
UnitedHealth Group Inc. 6.00% 2017	12,430	14,943
UnitedHealth Group Inc. 4.625% 2041	2,000	2,066
Surgical Care Affiliates, Inc. 8.875% 20156,7,11	6,591	6,690
Surgical Care Affiliates, Inc. 10.00% 20176	9,500	9,643
Bausch & Lomb Inc. 9.875% 2015	14,175	14,990
Cardinal Health, Inc. 4.00% 2015	3,000	3,237
Cardinal Health, Inc. 5.80% 2016	10,000	11,637
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,126
Rotech Healthcare Inc. 10.50% 2018	18,730	12,268
McKesson Corp. 3.25% 2016	7,525	8,118
McKesson Corp. 4.75% 2021	3,475	4,008
WellPoint, Inc. 6.00% 2014	10,000	10,865
Sanofi 0.673% 20137	10,000	10,034
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,628
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,818
Coventry Health Care, Inc. 6.30% 2014	8,370	9,172
Biogen Idec Inc. 6.00% 2013	6,000	6,249
DENTSPLY International Inc. 2.75% 2016	5,620	5,776
Vanguard Health Systems Inc. 0% 2016	492	328
		1,071,354

CONSUMER STAPLES — 1.12%
Altria Group, Inc. 9.70% 2018	18,000	24,466
Altria Group, Inc. 9.25% 2019	54,890	74,969
Altria Group, Inc. 4.75% 2021	4,000	4,410
Altria Group, Inc. 9.95% 2038	23,500	37,202
Anheuser-Busch InBev NV 0.827% 20147	15,150	15,190
Anheuser-Busch InBev NV 3.625% 2015	21,000	22,609
Anheuser-Busch InBev NV 4.125% 2015	14,000	15,200
Anheuser-Busch InBev NV 7.75% 2019	25,000	33,107
Anheuser-Busch InBev NV 5.375% 2020	3,000	3,599
Anheuser-Busch InBev NV 6.375% 2040	1,000	1,364
SUPERVALU INC. 7.50% 2012	3,323	3,335
Albertson’s, Inc. 7.25% 2013	14,122	14,828
SUPERVALU INC. 7.50% 2014	11,000	11,234
SUPERVALU INC. 8.00% 2016	30,310	31,977
Albertson’s, Inc. 7.45% 2029	2,000	1,530
Albertson’s, Inc. 8.00% 2031	7,205	5,764
Rite Aid Corp. 9.75% 2016	10,000	11,175
Rite Aid Corp. 10.375% 2016	11,488	12,249
Rite Aid Corp. 10.25% 2019	19,590	22,822
Rite Aid Corp. 8.00% 2020	11,450	13,311
SABMiller Holdings Inc. 1.85% 20156	3,000	3,044
SABMiller Holdings Inc. 2.45% 20176	14,865	15,237
SABMiller Holdings Inc. 3.75% 20226	25,000	26,036
SABMiller Holdings Inc. 4.95% 20426	12,000	12,793
PepsiCo, Inc. 3.10% 2015	10,000	10,590
PepsiCo, Inc. 2.50% 2016	5,000	5,270
PepsiCo, Inc. 7.90% 2018	15,000	20,375
Pernod Ricard SA 2.95% 20176	23,000	23,424
Pernod Ricard SA 4.45% 20226	7,000	7,269
Pernod Ricard SA 5.50% 20426	4,000	4,099
Coca-Cola Co. 1.50% 2015	14,090	14,407
Coca-Cola Co. 1.80% 2016	12,500	12,868
Coca-Cola Co. 3.15% 2020	4,000	4,263
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,951
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,711
Wal-Mart Stores, Inc. 3.625% 2020	2,000	2,186
Wesfarmers Ltd. 6.998% 20136	25,000	26,218
Constellation Brands, Inc. 8.375% 2014	3,675	4,199
Constellation Brands, Inc. 7.25% 2017	16,425	18,642
Constellation Brands, Inc. 6.00% 2022	2,825	2,980
Stater Bros. Holdings Inc. 7.75% 2015	14,250	14,642
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,304
Kraft Foods Inc. 6.125% 2018	2,500	3,013
Kraft Foods Inc. 5.375% 2020	11,500	13,486
Kraft Foods Inc. 6.50% 2040	3,000	3,782
Tyson Foods, Inc. 10.50% 2014	6,050	7,003
Tyson Foods, Inc. 6.85% 20167	11,500	13,096
Procter & Gamble Co. 3.50% 2015	17,250	18,553
Unilever Capital Corp. 3.65% 2014	17,500	18,410
General Mills, Inc. 0.848% 20147	15,000	15,027
Diageo Capital PLC 5.50% 2016	11,161	13,147
Kimberly-Clark Corp. 7.50% 2018	9,000	12,157
British American Tobacco International Finance PLC 9.50% 20186	8,705	11,902
Kroger Co. 6.40% 2017	8,250	9,996
Delhaize Group 5.70% 2040	10,691	9,924
Philip Morris International Inc. 1.625% 2017	4,000	4,025
Philip Morris International Inc. 2.90% 2021	2,500	2,505
Philip Morris International Inc. 4.375% 2041	3,000	3,036
Tesco PLC 5.50% 20176	8,000	9,259
Smithfield Foods, Inc., Series B, 7.75% 2013	1,495	1,592
Smithfield Foods, Inc. 10.00% 2014	2,696	3,168
Del Monte Corp. 7.625% 2019	4,125	4,187
Safeway Inc. 3.95% 2020	3,875	3,755
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,363
		809,235

MATERIALS — 0.87%
ArcelorMittal 5.375% 2013	4,750	4,928
ArcelorMittal 3.75% 2015	17,500	17,760
ArcelorMittal 4.50% 2017	23,480	23,660
ArcelorMittal 5.50% 2021	23,815	23,485
ArcelorMittal 6.25% 2022	21,410	21,836
ArcelorMittal 6.75% 2041	23,250	22,031
Reynolds Group 7.75% 20166	17,902	19,021
Reynolds Group 9.25% 20186	24,720	25,091
Reynolds Group 7.125% 20196	8,000	8,400
Reynolds Group 7.875% 20196	13,960	15,147
Reynolds Group 9.875% 20196	20,235	21,120
Reynolds Group 9.875% 20196	13,590	14,185
Georgia Gulf Corp. 9.00% 20176	54,565	60,840
International Paper Co. 7.40% 2014	12,500	13,937
International Paper Co. 7.95% 2018	15,545	19,488
International Paper Co. 7.30% 2039	5,615	6,963
Ball Corp. 7.125% 2016	12,700	13,970
Ball Corp. 5.75% 2021	8,615	9,304
Ball Corp. 5.00% 2022	940	958
Teck Resources Ltd. 3.15% 2017	2,500	2,597
Teck Resources Ltd. 10.75% 2019	8,500	10,532
Teck Resources Ltd. 4.75% 2022	7,745	8,338
Teck Resources Ltd. 6.25% 2041	1,750	1,944
Xstrata Canada Financial Corp. 2.85% 20146	5,000	5,122
Xstrata Canada Financial Corp. 3.60% 20176	5,000	5,199
Xstrata Canada Financial Corp. 4.95% 20216	10,500	11,031
Newpage Corp. 11.375% 2014	29,615	20,286
Consolidated Minerals Ltd. 8.875% 20166	24,255	19,889
Ardagh Packaging Finance 7.375% 20176	10,220	11,114
Ardagh Packaging Finance 11.125% 20186,7,11	8,387	8,051
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	12,802
BHP Billiton Finance (USA) Ltd. 1.00% 2015	3,000	3,011
BHP Billiton Finance (USA) Ltd. 1.625% 2017	3,000	3,021
Cliffs Natural Resources Inc. 4.875% 2021	13,500	14,224
Cliffs Natural Resources Inc. 6.25% 2040	2,000	2,147
Graphic Packaging International, Inc. 9.50% 2017	13,150	14,662
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,673
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,882
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,331
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	4,117
Dow Chemical Co. 7.60% 2014	14,450	16,294
Newcrest Finance Pty Ltd. 4.45% 20216	11,895	12,270
Newcrest Finance Pty Ltd. 5.75% 20416	2,000	2,015
MacDermid 9.50% 20176	10,850	11,365
E.I. du Pont de Nemours and Co. 0.894% 20147	10,000	10,090
Ecolab Inc. 3.00% 2016	7,455	7,858
Ecolab Inc. 4.35% 2021	1,000	1,092
Ecolab Inc. 5.50% 2041	750	864
FMG Resources 6.00% 20176	8,400	8,568
OMNOVA Solutions Inc. 7.875% 2018	8,500	8,564
JMC Steel Group Inc. 8.25% 20186	7,250	7,540
Smurfit Capital Funding PLC 7.50% 2025	7,125	7,161
Anglo American Capital PLC 2.15% 20136	5,000	5,042
Packaging Dynamics Corp. 8.75% 20166	2,865	3,058
Arbermarle Corp. 5.10% 2015	2,570	2,843
Airgas, Inc. 7.125% 2018	1,250	1,365
Praxair, Inc. 4.375% 2014	1,000	1,071
Taminco Global Chemical Corp. 9.75% 20206	945	992
CEMEX SA 9.25% 20206	979	887
CRH America, Inc. 8.125% 2018	500	594
		623,630

UTILITIES — 0.73%
Consumers Energy Co. 5.65% 2018	1,265	1,511
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	29,193	37,241
Consumers Energy Co. 5.65% 2020	4,731	5,751
CMS Energy Corp. 6.25% 2020	20,000	22,128
CMS Energy Corp. 5.05% 2022	7,900	8,076
TXU, Term Loan, 4.741% 20177,8,9	79,442	43,973
Texas Competitive Electric Holdings Co. LLC, 11.50% 20206	39,780	24,862
Edison Mission Energy 7.50% 2013	14,125	10,664
Edison Mission Energy 7.75% 2016	25,300	16,698
Midwest Generation, LLC, Series B, 8.56% 20168	11,412	11,127
Edison Mission Energy 7.00% 2017	16,575	10,442
Edison Mission Energy 7.20% 2019	17,825	11,007
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,885
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,764
NV Energy, Inc 6.25% 2020	17,500	19,253
AES Corp. 7.75% 2015	10,000	11,300
AES Corp. 8.00% 2017	4,000	4,580
AES Corp. 8.00% 2020	7,000	8,085
AES Corp. 7.375% 20216	10,125	11,315
MidAmerican Energy Co. 5.95% 2017	10,625	12,722
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,633
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,817
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	4,081
ElectricitŽ de France SA 5.50% 20146	19,000	20,297
ElectricitŽ de France SA 6.95% 20396	8,000	9,522
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	14,644
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,299
E.ON International Finance BV 5.80% 20186	17,000	20,163
NRG Energy, Inc. 7.375% 2017	14,400	14,994
NRG Energy, Inc. 8.25% 2020	5,050	5,088
Intergen Power 9.00% 20176	18,000	18,563
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	17,713
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,225
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20176	4,000	4,490
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,207
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,510
Entergy Corp. 4.70% 2017	8,000	8,398
Eskom Holdings Ltd. 5.75% 20216	6,820	7,366
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,880
Xcel Energy Inc. 4.70% 2020	5,000	5,719
Teco Finance, Inc. 5.15% 2020	5,000	5,674
AES Panam‡, SA 6.35% 20166	4,500	4,905
Israel Electric Corp. Ltd. 8.10% 20966	4,905	4,706
National Grid PLC 6.30% 2016	4,000	4,645
Veolia Environnement 6.00% 2018	2,500	2,829
CEZ, a s 4.25% 20226	2,820	2,821
Enel Finance International SA 6.00% 20396	3,000	2,543
Colbun SA 6.00% 20206	2,000	2,151
Iberdrola Finance Ireland 5.00% 20196	1,060	1,051
		527,318

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.14%
Polish Government 5.25% 2014	1,500	1,590
Polish Government 6.375% 2019	15,985	18,842
Israeli Government 5.125% 2019	3,000	3,363
Israeli Government 4.00% 2022	16,000	16,175
Hungarian Government 6.25% 2020	12,935	12,482
France Government Agency-Guaranteed, SociŽtŽ Finance 2.875% 20146	10,000	10,386
Province of Ontario, Series 1, 1.875% 2012	10,000	10,083
Russian Federation 3.25% 20176	2,800	2,845
Russian Federation 7.50% 20308	4,645	5,580
South Africa (Republic of) 5.50% 2020	3,500	3,999
South Africa (Republic of) 6.25% 2041	2,500	3,016
Latvia (Republic of) 5.25% 20176	5,240	5,397
Croatian Government 6.25% 20176	485	491
Croatian Government 6.75% 2019	4,800	4,861
Romanian Government 6.75% 20226	3,000	3,165
KfW 1.00% 2015	1,825	1,839
		104,114

ASSET-BACKED OBLIGATIONS8 — 0.11%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,292	2,303
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	8,506	8,692
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,356
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	8,999
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.169% 20357	10,000	7,446
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	7,109	7,217
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.369% 20267	2,828	2,139
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.369% 20297	6,018	4,466
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.38% 20377	2,935	2,305
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.39% 20377	5,136	3,811
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20356	3,708	3,712
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20356,7	1,145	1,048
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,125
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,581
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20337	2,539	2,503
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.364% 20347	2,931	2,290
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20146	2,209	2,231
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.399% 20377	2,930	2,174
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.339% 20377	14,774	1,185
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.839% 20337	92	77
		78,660

MUNICIPALS — 0.05%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	29,332
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	2,236	2,191
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20306	1,875	2,039
		33,562

Total bonds & notes (cost: $18,432,034,000)		19,247,370

	Principal amount	Value
Short-term securities — 5.30%	(000)	(000)

Freddie Mac 0.07%–0.205% due 5/25/2012–4/1/2013	$816,016	$815,738
Fannie Mae 0.06%–0.20% due 5/1/2012–1/7/2013	740,837	740,562
U.S. Treasury Bills 0.046%–0.165% due 5/24/2012–4/4/2013	574,100	573,817
Federal Home Loan Bank 0.07%–0.16% due 5/4–11/6/2012	384,420	384,316
Straight-A Funding LLC 0.11%–0.18% due 5/8–7/16/20126	299,560	299,508
Federal Farm Credit Banks 0.13%–0.22% due 7/25/2012–4/5/2013	147,500	147,323
Chariot Funding, LLC 0.15%–0.20% due 5/3–6/26/20126	71,300	71,294
Jupiter Securitization Co., LLC 0.20% due 6/22–6/28/20126	52,300	52,276
Private Export Funding Corp. 0.13%–0.17% due 5/14–7/18/20126	88,900	88,877
Coca-Cola Co. 0.13%–0.15% due 5/3–5/23/20126	83,200	83,196
Merck & Co. Inc. 0.09%–0.11% due 5/7–5/17/20126	82,100	82,099
Walt Disney Co. 0.10%–0.11% due 5/23–6/25/20126	81,700	81,689
Variable Funding Capital Company LLC 0.13%–0.19% due 5/11–7/16/20126	55,566	55,553
Medtronic Inc. 0.125% due 6/21/20126	50,000	49,991
Johnson & Johnson 0.10%–0.11% due 5/1–7/2/20126	48,100	48,096
Regents of the University of California 0.17% due 6/14/2012	37,100	37,090
eBay Inc. 0.10% due 5/10/20126	34,000	33,999
National Rural Utilities Cooperative Finance Corp. 0.13% due 6/6/2012	32,700	32,696
Paccar Financial Corp. 0.14% due 5/15/2012	31,950	31,945
Emerson Electric Co. 0.11% due 5/2/20126	30,000	30,000
Pfizer Inc 0.09% due 5/15/20126	27,200	27,199
Wal-Mart Stores, Inc. 0.08% due 5/8/20126	25,500	25,500
Abbott Laboratories 0.12% due 6/5/20126	21,900	21,897
Google Inc. 0.10% due 5/24/20126	8,300	8,299

Total short-term securities (cost: $3,823,004,000)		3,822,960

Total investment securities (cost: $65,485,322,000)		72,192,500
Other assets less liabilities		(149,744)

Net assets		$72,042,756

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
2Security did not produce income during the last 12 months.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$14,898	$18,153	.03%
Atrium Corp.	4/30/2010	163	103	.00
Total restricted securities		$15,061	$18,256	.03%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $72,047,000, which represented .10% of the net assets of the fund.

5Scheduled interest and/or principal payment was not received.

6Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,148,780,000, which represented 7.15% of the net assets of the fund.

7Coupon rate may change periodically.
8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,343,939,000, which represented 1.87% of the net assets of the fund.

10Step bond; coupon rate will increase at a later date.
11Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
12Index-linked bond whose principal amount moves with a government price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2012 (000)

Waste Management, Inc.	28,115,000	2,560,000	3,203,294	27,471,706	$29,949	$939,532
MeadWestvaco Corp.	7,820,000	3,381,000	—	11,201,000	4,586	356,416
Masco Corp.	21,789,951	—	—	21,789,951	4,903	287,192
Hospitality Properties Trust	8,015,000	—	—	8,015,000	10,820	221,054
Hospitality Properties Trust 6.30% 2016	$13,577,000	$9,000,000	$2,750,000	$19,827,000	840	21,825
Hospitality Properties Trust 6.70% 2018	$16,175,000	—	$3,550,000	$12,625,000	751	14,078
Hospitality Properties Trust 6.75% 2013	$12,650,000	—	—	$12,650,000	643	12,786
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	474	10,943
Hospitality Properties Trust 5.125% 2015	$2,160,000	$1,000,000	—	$3,160,000	155	3,299
Fletcher Building Ltd.	28,000,000	6,239,000	—	34,239,000	8,463	175,273
R.R. Donnelley & Sons Co.	12,795,400	550,000	—	13,345,400	13,736	166,951
TalkTalk Telecom Group PLC*	45,000,000	12,242,000	—	57,242,000	1,830	118,817
FirstMerit Corp.	5,495,000	—	—	5,495,000	2,638	92,316
Trustmark Corp.	3,257,000	—	—	3,257,000	2,247	82,891
City Holding Co.	741,000	—	—	741,000	771	24,712
Douglas Dynamics, Inc.	—	1,350,000	—	1,350,000	554	19,076
Arthur J. Gallagher & Co.†	6,000,000	—	1,000,000	5,000,000	5,660	—
Digital Realty Trust, Inc.†	5,790,000	—	815,000	4,975,000	11,506	—
KLA-Tencor Corp.†	8,190,000	680,000	1,570,000	7,300,000	8,904	—
Microchip Technology Inc.†	14,128,000	—	4,981,852	9,146,148	—	—
Portugal Telecom, SGPS, SA†	46,135,276	—	38,607,276	7,528,000	5,561	—
					$114,991	$2,547,161

*This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2011; it was not publicly disclosed.
†Unaffiliated issuer at 4/30/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the next page presents the fund’s valuation levels as of April 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$6,359,816	$—	$103	$6,359,919
Health care	5,595,120	—	—	5,595,120
Consumer staples	5,446,220	—	—	5,446,220
Energy	5,071,290	—	—	5,071,290
Financials	4,938,016	—	—	4,938,016
Consumer discretionary	4,030,151	—	—	4,030,151
Telecommunication services	3,985,070	—	—	3,985,070
Utilities	3,689,626	—	—	3,689,626
Materials	3,273,954	—	—	3,273,954
Information technology	2,162,766	—	—	2,162,766
Miscellaneous	3,397,092	—	—	3,397,092
Preferred stocks	184,310	167,009	—	351,319
Rights	—	18	—	18
Convertible securities	612,355	209,254	—	821,609
Bonds & notes:
Corporate bonds & notes	—	13,727,131	51,959	13,779,090
Mortgage-backed obligations	—	3,015,469	—	3,015,469
Bonds & notes of U.S. government
& government agencies	—	2,236,475	—	2,236,475
Bonds & notes of governments
& government agencies outside the U.S.	—	104,114	—	104,114
Asset-backed obligations	—	78,660	—	78,660
Municipals	—	33,562	—	33,562
Short-term securities	—	3,822,960	—	3,822,960
Total	$48,745,786	$23,394,652	$52,062	$72,192,500

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,776,196
Gross unrealized depreciation on investment securities	(3,078,970)
Net unrealized appreciation on investment securities	6,697,226
Cost of investment securities for federal income tax purposes	65,495,274

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.
MFGEFP-906-0612O-S29463

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: June 28, 2012